Fair Values of Assets and Liabilities - Changes in Fair Value for Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning of Period Balance	$ (3,199)	$ 799	$ 2,326
Net Gains (Losses) Included in Net Income	(2,696)	(5,940)	(924)
Purchases	552	716	337
Sales	(45)	(36)	(3)
Issuances	1	11	0
Settlements	3,502	1,251	(937)
End of Period Balance	(1,885)	(3,199)	799
Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	(183)	(3,538)	(968)
Mortgage Banking Revenue
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Gains (Losses) Included in Net Income	182	(141)	666
Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	$ 15	$ 5	$ 42
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Mortgage banking revenue	Mortgage banking revenue	Mortgage banking revenue
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Mortgage banking revenue	Mortgage banking revenue	Mortgage banking revenue
Commercial Products Revenue
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Gains (Losses) Included in Net Income	$ (2,900)	$ (5,600)	$ (1,600)
Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	$ (199)	$ (3,400)	$ (1,000)
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Commercial products revenue	Commercial products revenue	Commercial products revenue
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Commercial products revenue	Commercial products revenue	Commercial products revenue
Other Noninterest Income
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Gains (Losses) Included in Net Income	$ 1	$ (181)	$ 5
Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	$ 1	$ (181)	$ 5
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other	Other	Other
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other	Other	Other
Total available-for-sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of Period Balance	$ 1	$ 8	$ 8
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	0	(3)	1
Purchases	0	0	0
Sales	0	(4)	0
Principal Payments	(1)	0	(1)
Issuances	0	0	0
Settlements	0	0	0
End of Period Balance	0	1	8
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	0	0	1
Asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of Period Balance	0	7	7
Net Gains (Losses) Included in Other Comprehensive Income (Loss)		(3)	1
Purchases		0	0
Sales		(4)	0
Principal Payments		0	(1)
Issuances		0	0
Settlements		0	0
End of Period Balance		0	7
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period		0	1
Obligations of state and political subdivisions
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of Period Balance	1	1	1
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	0	0	0
Purchases	0	0	0
Sales	0	0	0
Principal Payments	(1)	0	0
Issuances	0	0	0
Settlements	0	0	0
End of Period Balance	0	1	1
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	0	0	0
Mortgage servicing rights
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of Period Balance	3,755	2,953	2,210
Net Gains (Losses) Included in Net Income	(316)	311	(437)
Purchases	5	156	42
Sales	(440)	(255)	2
Issuances	373	590	1,136
Settlements	0	0	0
End of Period Balance	3,377	3,755	2,953
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	$ (316)	$ 311	$ (437)
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Mortgage banking revenue	Mortgage banking revenue	Mortgage banking revenue
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Mortgage banking revenue	Mortgage banking revenue	Mortgage banking revenue